Financial Instruments - Additional Information (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($) day	Dec. 31, 2019 CAD ($) day	Dec. 31, 2020 USD ($) day	Dec. 31, 2020 AUD ($) day
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of credit risk exposure	$ 1,649,600,000	$ 1,682,400,000
Number of internal target days of revenue in trade receivables | day	58	61	58	58
Decrease through write-off, financial assets	$ 2,000,000.0	$ 1,700,000
Percentage of changes in equity prices	1.00%		1.00%	1.00%
Equity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net income increase (decrease)	$ 1,300,000
Revolving credit facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of revolving credit facility	800,000,000.0			$ 800.0
Unused capacity of the facility	786,500,000	282,600,000
Forward contract
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unrealized loss on forward contract	500,000
Derivative notional amount	$ 96,000,000.0		$ 75.0
Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest rate swap agreement, amount	160,000,000.0
Interest rate swap agreement, fixed Interest rate	2.295%		2.295%	2.295%
Unrealized gain (loss) on interest rate swap	$ (5,400,000)	(1,500,000)
Gain (loss) on interest rate swap, net of tax	$ (4,100,000)	$ (1,100,000)